Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Interest and fees on loans	$ 75,172	$ 59,139
Interest and dividends on investments	1,161	1,342
Interest on federal funds sold and deposits with banks	3,207	1,393
Total interest income	79,540	61,874
Interest expense:
Interest on deposits	18,687	11,071
Interest on borrowings	3,968	2,700
Total interest expense	22,655	13,771
Net interest income	56,885	48,103
Provision for loan losses	2,700	1,800
Net interest income after provision for loan losses	54,185	46,303
Non-interest income
Gain on sale of SBA loans	116	378
Other loan fees	982	1,121
Bank owned life insurance income	601	613
Service fees on deposit accounts	1,921	1,482
Net loss on sale and valuation adjustments of OREO	(246)	(690)
Other	465	503
Total non-interest income	3,839	3,407
Non-interest expense
Compensation and benefits	9,188	8,251
Professional services	1,946	1,419
Occupancy and equipment	1,793	1,675
Data processing	1,046	835
FDIC insurance and other assessments	56	420
OREO expense	415	611
Other operating expense	3,508	3,084
Total non-interest expense	17,952	16,295
Income before income tax expense	40,072	33,415
Income tax expense	9,785	8,377
Net income attributable to Company and noncontrolling interest	30,287	25,038
Less: Net income attributable to noncontrolling interest	(446)	(214)
Net income attributable to Company	29,841	24,824
Less: Preferred stock dividend	(24)	(446)
Net income available to common shareholders	$ 29,817	$ 24,378
Earnings per common share
Basic (in dollars per share)	$ 2.52	$ 2.30
Diluted (in dollars per share)	$ 2.48	$ 2.07
Weighted average common shares outstanding
Basic (in shares)	11,838,096	10,592,414
Diluted (in shares)	12,011,082	12,002,479